INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

February 27, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
 File No. 333-122901
on behalf of the State Street/Ramius Managed Futures Strategy Fund

The Trust is filing Post-Effective Amendment No. 610 to its Registration Statement under Rule 485(a) (1) to reflect the approval of the appointment of SSgA Funds Management Inc. (“SSgA FM”) as a new sub-advisor to the Fund.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Secretary